Related-party Transactions - Summary of Performance/Pay-Out (Detail)	12 Months Ended
Dec. 31, 2017
TSR Performance of S & P Small Cap 600 Constituents 75th Percentile or greater [member]
Disclosure of transactions between related parties [line items]
Adjustment to the number of Performance Shares conditionally awarded	1.75
TSR Performance of S&P SmallCap 600 Constituents, 50th Percentile [member]
Disclosure of transactions between related parties [line items]
Adjustment to the number of Performance Shares conditionally awarded	1.00
TSR Performance of S&P SmallCap 600 Constituents, 25th Percentile [member]
Disclosure of transactions between related parties [line items]
Adjustment to the number of Performance Shares conditionally awarded	0.25
TSR Performance of S&P SmallCap 600 Constituents, Less than 25th Percentile [member]
Disclosure of transactions between related parties [line items]
Adjustment to the number of Performance Shares conditionally awarded	0.00